Income Tax - Tax carry forwards, Unrecognized Deferred Tax Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax
Tax operating loss carry forwards	$ 35,032,374	$ 205,754,412
Valuation allowance	41,617,648	$ 26,732,045	$ 5,714,480	$ 5,634,684
Valuation allowance for bad debt provision
Income Tax
Valuation allowance	22,071,429
Valuation allowance for net operating loss carryforwards
Income Tax
Valuation allowance	19,546,219
PRC
Income Tax
Undistributed	98,486,420
Provision for Chinese dividend withholding taxes	$ 0